CERTAIN RISKS AND CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
16.	CERTAIN RISKS AND CONCENTRATIONS

(a)	Credit risk

As of December 31, 2011, a substantial portion part of the Group’s cash included bank deposits in accounts maintained within the PRC where there is currently no rule or regulation in place for obligatory insurance to cover bank deposits in the event of bank failure. However, the Group has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts.

(b)	Major customers

 Customers accounting for 10% or more of the Group’s revenues were as follows:

	For the Years Ended December 31,
	2011	2010	2009

Customer A *	33.5%	36.4%	16.6%
Customer B *	12.9%	20.7%	32.2%
Customer C	10.0%	-	-
Customer D	-	10.6%	-
Customer E *	-	10.4%	-
Customer F	-	-	40.3%
Customer G	-	-	10.9%
	56.4%	78.1%	100.0%

*Indicates customers under control of a common parent company.

(c)	Major suppliers

Suppliers accounting for 10% or more of the Group’s total purchases were as follows:

	For the Years Ended
	December 31,
	2011	2010	2009

Supplier A	25.3%	18.0%	-
Supplier B	18.6%	21.3%	-
Supplier C	14.0%	21.3%	-
Supplier D	11.4%	22.4%	64.5%
Supplier E	-	-	30.4%
	69.3%	83.0%	94.9%

The Group is dependent on third-party consumable parts manufacturers for all of its supply of dredging consumable parts. For the years ended December 31, 201, 2010 and 2009, products purchased from the Group's three largest suppliers accounted for 57.9%, 65.0% and 100.0% of product purchases, respectively. The Group is dependent on the ability of its suppliers to provide products on a timely basis and on favorable pricing terms. The loss of certain principal suppliers or a significant reduction in product availability from principal suppliers could have a material adverse effect on the Group. The Group believes that its relationships with its suppliers are satisfactory, and the Group has never experienced inadequate supply from suppliers.